Digital Tokens (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Digital Tokens [Abstract]
Schedule of marketable basis of value
Maturity (time until an exit or liquidity)	1 year
Volatility	197.0%
Risk free rate of return	0.16%

Maturity (time until an exit or liquidity)	1 year
Volatility	197.0%
Risk free rate of return	0.16%